CVT
S&P MidCap 400® Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value
Aerospace & Defense — 4.3%
AeroVironment, Inc.(1)	5,860	$ 1,072,673
ATI, Inc.(1)	25,029	3,640,718
BWX Technologies, Inc.	16,843	3,444,225
Carpenter Technology Corp.	9,176	3,616,720
Curtiss-Wright Corp.	6,792	4,626,167
Hexcel Corp.	13,977	1,131,159
Kratos Defense & Security Solutions, Inc.(1)	34,010	2,398,045
Moog, Inc., Class A	5,237	1,532,556
StandardAero, Inc.(1)	34,938	902,449
Woodward, Inc.	10,990	3,933,541
		$26,298,253
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(1)	21,096	$1,093,828
		$1,093,828
Automobile Components — 1.0%
Autoliv, Inc.	12,661	$1,331,431
BorgWarner, Inc.	38,143	2,069,639
Gentex Corp.	40,125	876,731
Goodyear Tire & Rubber Co.(1)	52,444	347,704
Lear Corp.	9,345	1,131,493
Visteon Corp.	5,001	455,641
		$6,212,639
Automobiles — 0.2%
Harley-Davidson, Inc.	21,652	$437,804
Thor Industries, Inc.	9,734	777,649
		$1,215,453
Banks — 5.7%
Associated Banc-Corp.	29,963	$774,843
Bank OZK	19,115	877,187
Columbia Banking System, Inc.	54,423	1,492,823
Commerce Bancshares, Inc.	25,246	1,242,103
Cullen/Frost Bankers, Inc.	11,643	1,596,022
East West Bancorp, Inc.	25,346	2,705,939
F.N.B. Corp.	65,635	1,097,417
First Financial Bankshares, Inc.	23,883	703,354
First Horizon Corp.	89,347	2,033,538
Flagstar Bank NA	54,860	722,506
Glacier Bancorp, Inc.	23,704	1,058,858
Hancock Whitney Corp.	15,154	963,643
Home BancShares, Inc.	33,702	907,595
International Bancshares Corp.	9,912	666,978
Old National Bancorp	63,738	1,408,610
Pinnacle Financial Partners, Inc.	27,733	2,388,921
Prosperity Bancshares, Inc.	18,614	1,250,489
Security	Shares	Value
Banks (continued)
SouthState Bank Corp.	18,263	$ 1,689,693
Texas Capital Bancshares, Inc.(1)	8,138	772,133
UMB Financial Corp.	13,154	1,483,640
United Bankshares, Inc.	25,674	1,063,417
Valley National Bancorp	87,889	1,079,277
Webster Financial Corp.	29,703	2,061,982
Western Alliance Bancorp	18,917	1,340,269
Wintrust Financial Corp.	12,338	1,714,242
Zions Bancorp NA	27,201	1,567,322
		$34,662,801
Beverages — 0.6%
Boston Beer Co., Inc., Class A(1)	1,410	$324,864
Celsius Holdings, Inc.(1)	29,444	1,044,673
Coca-Cola Consolidated, Inc.	10,421	1,998,123
		$3,367,660
Biotechnology — 2.9%
Arrowhead Pharmaceuticals, Inc.(1)	25,797	$1,617,472
BioMarin Pharmaceutical, Inc.(1)	35,392	1,999,294
Cytokinetics, Inc.(1)	22,524	1,484,557
Exelixis, Inc.(1)	47,844	2,052,029
Halozyme Therapeutics, Inc.(1)	21,664	1,400,144
Neurocrine Biosciences, Inc.(1)	18,489	2,435,741
Roivant Sciences Ltd.(1)	83,064	2,300,873
United Therapeutics Corp.(1)	7,932	4,703,517
		$17,993,627
Broadline Retail — 0.3%
Macy's, Inc.	49,209	$890,191
Ollie's Bargain Outlet Holdings, Inc.(1)	11,299	1,039,960
		$1,930,151
Building Products — 1.8%
AAON, Inc.(2)	12,466	$1,031,562
Advanced Drainage Systems, Inc.	13,202	1,810,390
Carlisle Cos., Inc.	7,515	2,507,154
Fortune Brands Innovations, Inc.	22,017	858,002
Owens Corning	15,142	1,638,667
Simpson Manufacturing Co., Inc.	7,638	1,310,834
Trex Co., Inc.(1)	19,656	715,872
UFP Industries, Inc.	10,677	983,565
		$10,856,046
Capital Markets — 2.5%
Affiliated Managers Group, Inc.	5,182	$1,433,859
Carlyle Group, Inc.	47,805	2,313,284
Evercore, Inc., Class A	7,125	2,126,884
Federated Hermes, Inc.	13,544	768,080
Hamilton Lane, Inc., Class A	7,494	744,904

CVT
S&P MidCap 400® Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Houlihan Lokey, Inc.	9,991	$ 1,434,907
Janus Henderson Group PLC	22,648	1,163,428
Jefferies Financial Group, Inc.	30,462	1,257,167
Morningstar, Inc.	4,229	714,912
SEI Investments Co.	17,054	1,338,227
Stifel Financial Corp.	28,093	2,076,635
		$ 15,372,287
Chemicals — 1.7%
Ashland, Inc.	8,376	$465,789
Avient Corp.	16,781	609,150
Axalta Coating Systems Ltd.(1)	39,313	1,088,970
Cabot Corp.	9,620	724,482
NewMarket Corp.	1,429	915,918
Olin Corp.	20,915	621,803
RPM International, Inc.	23,594	2,345,244
Scotts Miracle-Gro Co.	8,233	500,649
Solstice Advanced Materials, Inc.	29,245	2,227,299
Westlake Corp.	6,112	714,004
		$10,213,308
Commercial Services & Supplies — 1.5%
Brink's Co.	7,614	$789,039
Clean Harbors, Inc.(1)	9,253	2,653,113
MSA Safety, Inc.	6,715	1,100,924
RB Global, Inc.	34,208	3,278,837
Tetra Tech, Inc.	47,910	1,443,049
		$9,264,962
Construction & Engineering — 2.5%
AECOM	23,818	$2,020,243
API Group Corp.(1)	70,687	2,864,237
Dycom Industries, Inc.(1)	5,521	1,870,625
Fluor Corp.(1)	29,693	1,385,178
MasTec, Inc.(1)	11,300	3,635,662
Sterling Infrastructure, Inc.(1)	5,659	2,304,741
Valmont Industries, Inc.	3,629	1,450,040
		$15,530,726
Construction Materials — 0.3%
Eagle Materials, Inc.	5,790	$1,096,916
Knife River Corp.(1)	10,385	847,935
		$1,944,851
Consumer Finance — 0.7%
Ally Financial, Inc.	51,716	$2,028,818
FirstCash Holdings, Inc.	7,118	1,338,184
SLM Corp.	36,697	785,683
		$4,152,685
Security	Shares	Value
Consumer Staples Distribution & Retail — 2.8%
Albertsons Cos., Inc., Class A	68,165	$ 1,161,532
BJ's Wholesale Club Holdings, Inc.(1)	24,096	2,371,528
Casey's General Stores, Inc.	6,829	4,970,556
Maplebear, Inc.(1)	33,855	1,268,208
Performance Food Group Co.(1)	28,941	2,479,086
Sprouts Farmers Market, Inc.(1)	17,937	1,383,481
U.S. Foods Holding Corp.(1)	40,629	3,746,400
		$ 17,380,791
Containers & Packaging — 1.0%
AptarGroup, Inc.	11,860	$1,494,597
Crown Holdings, Inc.	20,650	2,070,163
Graphic Packaging Holding Co.	54,087	537,625
Greif, Inc., Class A	4,560	305,839
Silgan Holdings, Inc.	16,073	623,632
Sonoco Products Co.	18,076	977,731
		$6,009,587
Diversified Consumer Services — 0.8%
Duolingo, Inc.(1)	7,333	$722,814
Graham Holdings Co., Class B	623	658,673
Grand Canyon Education, Inc.(1)	5,064	861,032
H&R Block, Inc.	23,352	741,193
Service Corp. International	25,691	2,119,764
		$5,103,476
Diversified REITs — 0.4%
W.P. Carey, Inc.	40,371	$2,743,613
		$2,743,613
Electric Utilities — 0.9%
IDACORP, Inc.	9,956	$1,423,409
OGE Energy Corp.	37,852	1,815,382
Portland General Electric Co.	20,723	1,093,553
TXNM Energy, Inc.	18,059	1,055,729
		$5,388,073
Electrical Equipment — 2.2%
Acuity, Inc.	5,612	$1,572,595
EnerSys	6,764	1,175,042
Nextpower, Inc., Class A(1)	27,352	3,297,284
nVent Electric PLC	29,726	3,515,991
Regal Rexnord Corp.	12,232	2,290,564
Sensata Technologies Holding PLC	26,698	940,304
Vicor Corp.(1)	4,185	673,785
		$13,465,565
Electronic Equipment, Instruments & Components — 3.8%
Advanced Energy Industries, Inc.	6,953	$2,243,803
Arrow Electronics, Inc.(1)	9,440	1,353,790

CVT
S&P MidCap 400® Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc.	15,081	$ 929,291
Belden, Inc.	7,202	827,006
Cognex Corp.	30,527	1,495,518
Crane NXT Co.	9,051	367,380
Fabrinet(1)	6,600	3,442,032
Flex Ltd.(1)	67,771	4,436,290
IPG Photonics Corp.(1)	4,634	531,010
Littelfuse, Inc.	4,587	1,556,599
Novanta, Inc.(1)	6,556	774,329
TD SYNNEX Corp.	13,813	2,330,391
TTM Technologies, Inc.(1)	19,036	1,854,487
Vontier Corp.	26,086	925,270
		$23,067,196
Energy Equipment & Services — 1.4%
NOV, Inc.	66,394	$1,248,871
TechnipFMC PLC	74,521	5,151,637
Valaris Ltd.(1)	11,859	1,162,656
Weatherford International PLC	13,212	1,249,591
		$8,812,755
Entertainment — 0.1%
Warner Music Group Corp., Class A	27,074	$691,470
		$691,470
Financial Services — 1.4%
Corebridge Financial, Inc.	47,031	$1,122,160
Equitable Holdings, Inc.	52,190	1,936,771
Essent Group Ltd.	17,585	1,027,667
Euronet Worldwide, Inc.(1)	7,166	475,607
MGIC Investment Corp.	40,412	1,060,815
Shift4 Payments, Inc., Class A(1)	12,383	541,509
Voya Financial, Inc.	17,317	1,183,097
WEX, Inc.(1)	6,317	966,754
		$8,314,380
Food Products — 0.8%
Darling Ingredients, Inc.(1)	29,141	$1,802,371
Flowers Foods, Inc.	38,708	315,470
Ingredion, Inc.	11,602	1,307,081
Marzetti Co.	3,728	515,694
Pilgrim's Pride Corp.	7,931	299,475
Post Holdings, Inc.(1)	7,775	768,637
		$5,008,728
Gas Utilities — 1.2%
National Fuel Gas Co.	17,505	$1,644,770
New Jersey Resources Corp.	18,578	1,020,304
ONE Gas, Inc.	10,996	947,085
Southwest Gas Holdings, Inc.	11,835	1,028,462
Security	Shares	Value
Gas Utilities (continued)
Spire, Inc.	10,887	$ 985,709
UGI Corp.	39,541	1,440,083
		$ 7,066,413
Ground Transportation — 1.7%
Avis Budget Group, Inc.(1)(2)	3,097	$ 451,697
Knight-Swift Transportation Holdings, Inc.	29,906	1,721,988
Landstar System, Inc.	6,294	1,008,991
Ryder System, Inc.	7,263	1,486,809
Saia, Inc.(1)	4,908	1,724,082
XPO, Inc.(1)	21,581	4,198,584
		$10,592,151
Health Care Equipment & Supplies — 1.4%
DENTSPLY SIRONA, Inc.	36,574	$424,258
Envista Holdings Corp.(1)	30,134	764,500
Globus Medical, Inc., Class A(1)	20,524	1,768,348
Haemonetics Corp.(1)	8,579	483,512
Lantheus Holdings, Inc.(1)	12,153	921,805
LivaNova PLC(1)	10,008	636,108
Masimo Corp.(1)	8,411	1,496,065
Penumbra, Inc.(1)	7,227	2,373,130
		$8,867,726
Health Care Providers & Services — 1.8%
Chemed Corp.	2,609	$985,524
Encompass Health Corp.	18,536	1,792,987
Ensign Group, Inc.	10,625	2,140,937
HealthEquity, Inc.(1)	15,733	1,314,807
Hims & Hers Health, Inc.(1)	38,176	792,534
Option Care Health, Inc.(1)	29,091	783,130
Tenet Healthcare Corp.(1)	16,190	3,055,215
		$10,865,134
Health Care REITs — 1.2%
American Healthcare REIT, Inc.	32,683	$1,541,330
CareTrust REIT, Inc.	41,156	1,508,367
Healthcare Realty Trust, Inc.	64,442	1,094,870
Omega Healthcare Investors, Inc.	54,450	2,385,999
Sabra Health Care REIT, Inc.	46,451	893,253
		$7,423,819
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	24,651	$574,368
		$574,368
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.(2)	36,639	$385,809
		$385,809

CVT
S&P MidCap 400® Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.5%
Aramark	48,420	$ 1,962,947
Boyd Gaming Corp.	10,595	870,697
Cava Group, Inc.(1)	18,376	1,486,618
Choice Hotels International, Inc.	3,789	392,162
Churchill Downs, Inc.	12,203	1,096,196
Dutch Bros, Inc., Class A(1)	23,402	1,185,545
Hilton Grand Vacations, Inc.(1)	10,974	429,303
Hyatt Hotels Corp., Class A	7,615	1,094,961
Planet Fitness, Inc., Class A(1)	15,287	1,137,047
Texas Roadhouse, Inc.	12,186	2,012,396
Travel & Leisure Co.	11,789	815,681
Vail Resorts, Inc.(2)	6,589	845,500
Wingstop, Inc.	5,119	793,291
Wyndham Hotels & Resorts, Inc.	13,918	1,130,559
		$15,252,903
Household Durables — 1.5%
KB Home	11,638	$602,266
Somnigroup International, Inc.	38,670	2,858,486
Taylor Morrison Home Corp.(1)	18,003	1,048,495
Toll Brothers, Inc.	17,455	2,382,084
TopBuild Corp.(1)	5,142	1,806,385
Whirlpool Corp.	11,680	629,786
		$9,327,502
Independent Power and Renewable Electricity Producers — 0.6%
Ormat Technologies, Inc.	11,197	$1,253,168
Talen Energy Corp.(1)	8,417	2,686,959
		$3,940,127
Industrial REITs — 1.0%
EastGroup Properties, Inc.	9,809	$1,815,548
First Industrial Realty Trust, Inc.	24,414	1,412,350
Rexford Industrial Realty, Inc.	42,412	1,388,145
STAG Industrial, Inc.	35,193	1,269,059
		$5,885,102
Insurance — 3.5%
American Financial Group, Inc.	12,753	$1,628,686
Brighthouse Financial, Inc.(1)	10,478	627,423
CNO Financial Group, Inc.	17,475	717,523
Fidelity National Financial, Inc.	46,987	2,179,257
First American Financial Corp.	18,772	1,131,764
Hanover Insurance Group, Inc.	6,521	1,130,415
Kinsale Capital Group, Inc.	4,071	1,390,898
Old Republic International Corp.	41,939	1,673,366
Primerica, Inc.	5,880	1,472,822
Reinsurance Group of America, Inc.	12,106	2,471,561
RenaissanceRe Holdings Ltd.	8,012	2,381,407
RLI Corp.	16,919	965,060
Security	Shares	Value
Insurance (continued)
Ryan Specialty Holdings, Inc.	21,011	$ 708,911
Selective Insurance Group, Inc.	11,071	834,643
Unum Group	28,083	2,050,901
		$ 21,364,637
Interactive Media & Services — 0.3%
Pinterest, Inc., Class A(1)	107,854	$ 1,978,042
		$ 1,978,042
IT Services — 1.1%
Kyndryl Holdings, Inc.(1)	41,888	$549,570
Okta, Inc.(1)	31,218	2,457,169
Twilio, Inc., Class A(1)	27,930	3,514,153
		$6,520,892
Leisure Products — 0.5%
Brunswick Corp.	11,919	$867,226
Mattel, Inc.(1)	56,960	827,629
Polaris, Inc.	9,793	533,719
YETI Holdings, Inc.(1)	14,260	521,773
		$2,750,347
Life Sciences Tools & Services — 1.6%
Avantor, Inc.(1)	125,649	$985,088
Bio-Rad Laboratories, Inc., Class A(1)	3,332	928,795
Bruker Corp.	20,328	734,247
Illumina, Inc.(1)	28,167	3,471,865
Medpace Holdings, Inc.(1)	4,130	1,983,185
Repligen Corp.(1)	9,748	1,148,509
Sotera Health Co.(1)	42,688	612,146
		$9,863,835
Machinery — 5.7%
AGCO Corp.	11,070	$1,282,681
Chart Industries, Inc.(1)	8,281	1,712,097
CNH Industrial NV	163,026	1,793,286
Crane Co.	9,019	1,542,249
Donaldson Co., Inc.	21,228	1,801,620
ESAB Corp.	10,513	1,016,187
Flowserve Corp.	23,402	1,720,281
Graco, Inc.	30,543	2,585,465
ITT, Inc.	15,843	3,018,567
Lincoln Electric Holdings, Inc.	10,137	2,524,924
Middleby Corp.(1)	8,537	1,131,835
Mueller Industries, Inc.	20,451	2,265,971
Oshkosh Corp.	11,653	1,715,438
RBC Bearings, Inc.(1)	5,825	3,163,674
SPX Technologies, Inc.(1)	9,181	1,835,649
Terex Corp.	20,946	1,237,909
Timken Co.	11,677	1,174,356

CVT
S&P MidCap 400® Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Toro Co.	17,935	$ 1,675,846
Watts Water Technologies, Inc., Class A	5,053	1,466,835
		$ 34,664,870
Marine Transportation — 0.2%
Kirby Corp.(1)	9,985	$ 1,326,807
		$ 1,326,807
Media — 0.6%
New York Times Co., Class A	29,764	$ 2,492,140
Nexstar Media Group, Inc.	5,251	949,538
		$3,441,678
Metals & Mining — 2.5%
Alcoa Corp.	47,707	$3,164,405
Cleveland-Cliffs, Inc.(1)	105,078	887,909
Commercial Metals Co.	20,431	1,255,076
Hecla Mining Co.	123,447	2,299,818
MP Materials Corp.(1)	24,814	1,197,524
Reliance, Inc.	9,632	2,927,357
Royal Gold, Inc.	14,926	3,798,518
		$15,530,607
Mortgage REITs — 0.6%
Annaly Capital Management, Inc.	132,342	$2,799,033
Starwood Property Trust, Inc.	64,130	1,104,319
		$3,903,352
Multi-Utilities — 0.3%
Black Hills Corp.	13,904	$965,076
Northwestern Energy Group, Inc.	11,254	742,089
		$1,707,165
Office REITs — 0.4%
COPT Defense Properties	20,704	$633,543
Cousins Properties, Inc.	30,783	694,772
Kilroy Realty Corp.	19,947	562,705
Vornado Realty Trust	29,566	768,420
		$2,659,440
Oil, Gas & Consumable Fuels — 3.8%
Antero Midstream Corp.	61,100	$1,393,080
Antero Resources Corp.(1)	53,995	2,291,548
Chord Energy Corp.	10,476	1,489,478
CNX Resources Corp.(1)	26,227	1,011,051
DT Midstream, Inc.	18,731	2,522,504
HF Sinclair Corp.	28,804	1,797,081
Matador Resources Co.	21,520	1,359,633
Murphy Oil Corp.	24,708	1,019,205
Ovintiv, Inc.	51,152	3,036,383
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
PBF Energy, Inc., Class A	15,294	$ 728,300
Permian Resources Corp., Class A	136,389	2,907,813
Range Resources Corp.	43,649	1,972,062
Viper Energy, Inc., Class A	34,232	1,608,562
		$ 23,136,700
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	11,615	$ 844,991
		$ 844,991
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(1)	21,119	$776,757
American Airlines Group, Inc.(1)	121,642	1,306,435
		$2,083,192
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	21,604	$347,608
Coty, Inc., Class A(1)	68,675	138,037
e.l.f. Beauty, Inc.(1)	10,930	662,467
		$1,148,112
Pharmaceuticals — 0.7%
Elanco Animal Health, Inc.(1)	91,533	$2,190,384
Jazz Pharmaceuticals PLC(1)	11,194	2,116,226
		$4,306,610
Professional Services — 2.5%
Booz Allen Hamilton Holding Corp.	22,231	$1,734,685
CACI International, Inc., Class A(1)	4,069	2,213,007
Concentrix Corp.(2)	8,101	221,643
ExlService Holdings, Inc.(1)	29,085	885,638
Exponent, Inc.	9,143	596,581
FTI Consulting, Inc.(1)	5,574	985,316
Genpact Ltd.	29,184	1,087,104
KBR, Inc.	23,273	857,843
Maximus, Inc.	10,049	644,141
Parsons Corp.(1)	9,758	528,591
Paylocity Holding Corp.(1)	8,073	872,207
Science Applications International Corp.	8,313	789,070
TransUnion	35,444	2,452,370
UL Solutions, Inc., Class A	14,232	1,219,825
		$15,088,021
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(1)	8,694	$2,645,758
		$2,645,758
Residential REITs — 0.7%
American Homes 4 Rent, Class A	60,059	$1,676,847
Equity LifeStyle Properties, Inc.	35,709	2,228,956

CVT
S&P MidCap 400® Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Residential REITs (continued)
Independence Realty Trust, Inc.	43,756	$ 651,527
		$ 4,557,330
Retail REITs — 0.9%
Agree Realty Corp.	22,076	$ 1,664,089
Brixmor Property Group, Inc.	56,480	1,626,624
Kite Realty Group Trust	39,885	979,177
NNN REIT, Inc.	34,991	1,470,671
		$ 5,740,561
Semiconductors & Semiconductor Equipment — 3.5%
Allegro MicroSystems, Inc.(1)	22,731	$716,708
Amkor Technology, Inc.	20,957	943,694
Cirrus Logic, Inc.(1)	9,397	1,358,994
Entegris, Inc.	28,002	3,282,954
Lattice Semiconductor Corp.(1)	25,199	2,337,459
MACOM Technology Solutions Holdings, Inc.(1)	11,884	2,639,080
MKS, Inc.	12,374	2,843,669
Onto Innovation, Inc.(1)	9,147	1,875,775
Rambus, Inc.(1)	19,831	1,706,061
Silicon Laboratories, Inc.(1)	6,071	1,263,679
SiTime Corp.(1)	4,070	1,405,575
Synaptics, Inc.(1)	7,145	500,436
Universal Display Corp.	8,103	742,721
		$21,616,805
Software — 2.9%
AppFolio, Inc., Class A(1)	4,483	$707,507
Bentley Systems, Inc., Class B	27,436	963,552
Bill Holdings, Inc.(1)	16,218	621,150
Blackbaud, Inc.(1)	6,594	254,594
Commvault Systems, Inc.(1)	8,081	629,429
Docusign, Inc.(1)	36,856	1,747,343
Dolby Laboratories, Inc., Class A	11,213	673,453
Dropbox, Inc., Class A(1)	31,966	726,268
Dynatrace, Inc.(1)	54,944	2,031,829
Guidewire Software, Inc.(1)	15,662	2,342,409
InterDigital, Inc.	4,732	1,429,064
Manhattan Associates, Inc.(1)	11,043	1,470,044
Nutanix, Inc., Class A(1)	49,813	1,893,392
Pegasystems, Inc.	16,797	714,880
Qualys, Inc.(1)	6,572	577,350
UiPath, Inc., Class A(1)(2)	78,886	875,635
		$17,657,899
Specialized REITs — 1.3%
CubeSmart	42,009	$1,539,630
EPR Properties	13,954	697,142
Gaming and Leisure Properties, Inc.	52,136	2,313,274
Lamar Advertising Co., Class A	16,002	2,026,813
Security	Shares	Value
Specialized REITs (continued)
National Storage Affiliates Trust	12,974	$ 489,639
Rayonier, Inc.	51,239	1,056,548
		$ 8,123,046
Specialty Retail — 3.3%
Abercrombie & Fitch Co., Class A(1)	8,448	$ 771,894
AutoNation, Inc.(1)	4,796	936,467
Bath & Body Works, Inc.	37,788	705,502
Burlington Stores, Inc.(1)	11,455	3,727,228
Chewy, Inc., Class A(1)	43,941	1,186,407
Dick's Sporting Goods, Inc.	12,232	2,425,483
Five Below, Inc.(1)	10,161	2,321,585
Floor & Decor Holdings, Inc., Class A(1)	19,851	1,008,431
GameStop Corp., Class A(1)	75,930	1,749,427
Gap, Inc.	41,795	1,011,439
Lithia Motors, Inc., Class A	4,467	1,115,499
Murphy USA, Inc.	3,112	1,537,235
Penske Automotive Group, Inc.	3,380	505,377
RH(1)	2,817	393,873
Valvoline, Inc.(1)	23,454	789,931
		$20,185,778
Technology Hardware, Storage & Peripherals — 0.6%
Everpure, Inc., Class A(1)	57,784	$3,411,567
		$3,411,567
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.(1)	21,835	$384,733
Columbia Sportswear Co.	4,642	254,428
Crocs, Inc.(1)	9,254	768,267
PVH Corp.	8,438	588,635
VF Corp.	60,546	1,028,676
		$3,024,739
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	6,872	$1,823,279
Core & Main, Inc., Class A(1)	34,782	1,718,231
GATX Corp.	6,577	1,122,957
MSC Industrial Direct Co., Inc., Class A	8,384	773,592
Watsco, Inc.	6,434	2,340,625
WESCO International, Inc.	8,962	2,452,182
		$10,230,866
Water Utilities — 0.3%
Essential Utilities, Inc.	52,130	$2,099,275
		$2,099,275
Total Common Stocks (identified cost $402,027,116)		$587,888,887

CVT
S&P MidCap 400® Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Exchange-Traded Funds — 2.1%

Security	Shares	Value
Equity Funds — 2.1%
State Street SPDR S&P MidCap 400 ETF Trust(2)	21,000	$ 12,951,960
Total Exchange-Traded Funds (identified cost $11,070,909)		$ 12,951,960

Short-Term Investments — 2.3%
Affiliated Fund — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(3)	9,975,939	$ 9,975,939
Total Affiliated Fund (identified cost $9,975,939)		$ 9,975,939

Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(4)	2,229,508	$ 2,229,508
Total Securities Lending Collateral (identified cost $2,229,508)		$ 2,229,508
U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/23/26(5)	$2,000	$ 1,977,484
Total U.S. Treasury Obligations (identified cost $1,977,819)		$ 1,977,484
Total Short-Term Investments (identified cost $14,183,266)		$ 14,182,931
Total Investments — 100.3% (identified cost $427,281,291)		$615,023,778
Other Assets, Less Liabilities — (0.3)%		$ (2,086,266)
Net Assets — 100.0%		$612,937,512

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $8,642,865 and the total market value of the collateral received by the Fund was $8,548,082, comprised of cash of $2,229,508 and U.S. government and/or agencies securities of $6,318,574.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
REITs	– Real Estate Investment Trusts

CVT
S&P MidCap 400® Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	37	Long	6/18/26	$12,567,050	$148,315
					$148,315
During the fiscal year to date ended March 31, 2026, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At March 31, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $9,975,939, which represents 1.6% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$11,831,088	$18,696,616	$(20,551,765)	$ —	$ —	$9,975,939	$82,343	9,975,939

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$587,888,887(1)	$ —	$ —	$587,888,887
Exchange-Traded Funds	12,951,960	—	—	12,951,960
Short-Term Investments:
Affiliated Fund	9,975,939	—	—	9,975,939
Securities Lending Collateral	2,229,508	—	—	2,229,508
U.S. Treasury Obligations	—	1,977,484	—	1,977,484
Total Investments	$613,046,294	$1,977,484	$ —	$615,023,778
Futures Contracts	$148,315	$ —	$ —	$148,315
Total	$613,194,609	$1,977,484	$ —	$615,172,093

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

CVT
S&P MidCap 400® Index Portfolio
March 31, 2026
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.